Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,539,323.50
Previously Paid Amount	6,905.00
Total Fee Amount	8,360.48
Total Offset Amount	0.00
Net Fee	$ 1,455.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A